Proposal for Profit Appropriation - Additional Information (Detail) - Aegon Ltd. [member] - € / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025
Disclosure of proposal profit appropriation [Line Items]
Interim dividend per share	€ 0.19
Declaration Of Dividend Per Share Interim And Final [member]
Disclosure of proposal profit appropriation [Line Items]
Aggregate dividend interim and final per share	€ 0.4
Common shares [member] | Dividend Distributed [member]
Disclosure of proposal profit appropriation [Line Items]
Dividends proposed as distributions to owners per share		€ 0.21
Common share B [member] | Dividend Distributed [member]
Disclosure of proposal profit appropriation [Line Items]
Dividends proposed as distributions to owners per share		€ 0.00525